UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  May 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2013

Investment Adviser

Smead Capital Management, Inc.
1411 Fourth Avenue
Suite 1550
Seattle, Washington 98101

Phone: 877-807-4122

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	12
STATEMENT OF OPERATIONS	13
STATEMENTS OF CHANGES IN NET ASSETS	14
FINANCIAL HIGHLIGHTS	15
NOTES TO FINANCIAL STATEMENTS	17
NOTICE OF PRIVACY POLICY & PRACTICES	25
ADDITIONAL INFORMATION	26

Dear Shareholders:

We are halfway finished with the fiscal 2013 year for the Smead Value Fund and we are very pleased to report another solid set of results to shareholders.  Simple optimism has continued to outperform “brilliant” pessimism and stock picking has produced added returns versus macroeconomic analysis.  Your fund rose 21.20% for the 6 month period ended May 31, 2013, as compared to a gain of 16.43% for the S&P 500 Index and a gain of 19.35% for the Russell 1000 Value Index.

Our best performing stocks over the last six months were H&R Block (HRB), Cabela’s (CAB) and Walgreens (WAG).  What they have in common is a dependence on the US consumer.  H&R Block and Walgreens have rebounded from extremely difficult individual company struggles the last three years.  Cabela’s has enjoyed the economic rebound and is increasing its store count significantly over the next four years.

Our biggest drag on recent performance came from the share price of eBay (EBAY), Aflac (AFL) and Nordstrom (JWN).  We celebrated the weakness in Aflac and Nordstrom with additional purchases.  Hard to be critical of eBay, as it was our best performing stock of the prior year.  We love our companies through sickness and in health.

We are optimistic about the US economy and the stock market for US large-cap companies over the next five to ten years and are approaching the markets as such.

Practicing Low Turnover

We have argued vociferously that active managers have given up their preferred position in the investing marketplace to passive indexes because of high turnover.  A recent Wall Street Journal article referenced 78% turnover as being the average among large-cap US equity funds.  (Wall Street Journal, June 6, 2013 “An Old-School Stock Picker Struggles With Index Craze”).  Studies have shown that as much as 170 basis points each year in return can be chewed up by trading costs.  Explaining turnover and its impact is one thing, but it is more important to ask a question.  How do we practice low turnover while seeking maximal long-term performance?

Our practice of low turnover relies on buying at depressed prices (valuation matters dearly), because you can make excellent money holding a wonderful company at a fair price.  Therefore, significant appreciation can occur between depressed and fair pricing.  Second, we buy high quality companies which have stood the test of time.  If you can own a company at its darkest hour, you are likely able to practice long-duration investing.

Third, we have a sensible sell discipline.  We ask, where are we wrong, rather than where are we right? Most of our sales come from either poor performers or violators of our eight proprietary criteria.  Occasionally, our companies get exceedingly popular (maniacal) and we reduce ownership for that reason.  Lastly, we hold our winners to a fault.  In the Bible, love covers a multitude of sins and in stock picking, stocks which go up ten-fold or more can cover a multitude of small losing positions.  Thank you, as always, for your patience and confidence in the Smead Value Fund.

Warmest Regards,

SMEAD CAPITAL MANAGEMENT

The information provided herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.  You cannot invest directly in an index.

A basis point is equivalent to 0.01% (1/100th of a percent).

SMEAD VALUE FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/12 - 5/31/13).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMEAD VALUE FUND
Expense Example (Continued)
(Unaudited)

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2012 -
	December 1, 2012	May 31, 2013	May 31, 2013*
Actual	$1,000.00	$1,212.00	$7.72
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.95	$7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2012 -
	December 1, 2012	May 31, 2013	May 31, 2013*
Actual	$1,000.00	$1,213.50	$6.35
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.20	$5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SMEAD VALUE FUND
Investment Highlights
(Unaudited)

The Fund will seek long-term capital appreciation through concentrated positions.  Therefore, the Fund will maintain approximately 25-30 companies in its portfolio.  The Fund will invest in U.S. large capitalization companies through ownership of common stock.

Sector Breakdown
(% of Investments)

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2013

			Since Inception
	One Year	Five Years	(1/2/2008)
Investor Class Shares	43.92%	9.62%	6.02%
S&P 500 Index (Total Return)	27.28%	5.43%	4.53%
Russell 1000 Value Index	32.71%	4.73%	3.76%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2013

			Since Inception
	One Year	Three Years	(12/18/2009)
Institutional Class Shares	44.23%	23.21%	19.57%
S&P 500 Index (Total Return)	27.28%	16.87%	14.42%
Russell 1000 Value Index	32.71%	16.59%	14.75%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $1,000,000 Investment

*  Inception Date

SMEAD VALUE FUND

Schedule of Investments

May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 93.94%

Banks 4.20%
Wells Fargo & Co.	330,883	$13,417,306

Chemical Manufacturing 1.84%
AbbVie, Inc.	137,461	5,868,210

Consumer Services 8.12%
H&R Block, Inc.	365,022	10,684,194
McDonald’s Corp.	61,380	5,927,467
Starbucks Corp.	147,758	9,319,097
		25,930,758

Diversified Financials 11.73%
Bank Of America Corporation	976,270	13,335,848
Franklin Resources, Inc.	72,626	11,243,231
JPMorgan Chase & Co.	236,234	12,896,014
		37,475,093

Food & Staples Retailing 4.36%
Walgreen Co.	291,867	13,939,568

Health Care Equipment & Services 2.30%
Medtronic, Inc.	144,113	7,351,204

Insurance 7.50%
Aflac, Inc.	229,861	12,800,959
Berkshire Hathaway, Inc. (a)	97,899	11,167,339
		23,968,298

Media 12.61%
Comcast Corp.	261,493	10,145,928
Gannett Co., Inc.	730,369	15,702,934
Walt Disney Co.	228,841	14,435,290
		40,284,152

Pharmaceuticals, Biotechnology & Life Sciences 19.66%
Abbott Laboratories	137,461	5,040,695
Amgen, Inc.	129,329	13,001,444
Bristol-Myers Squibb Co.	157,600	7,251,176
Johnson & Johnson	70,924	5,970,382
Merck & Co., Inc.	246,977	11,533,826
Mylan, Inc. (a)	330,482	10,073,091

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences 19.66% (Continued)
Pfizer, Inc.	365,028	$9,939,713
		62,810,327
Retailing 13.26%
Cabela’s, Inc. (a)	301,917	20,246,554
Home Depot, Inc.	126,583	9,957,019
Nordstrom, Inc.	206,732	12,159,976
		42,363,549
Software & Services 8.36%
Accenture PLC	128,922	10,585,785
eBay, Inc. (a)	297,886	16,115,633
		26,701,418
TOTAL COMMON STOCKS (Cost $246,461,652)		300,109,883

	Principal
	Amount
SHORT TERM INVESTMENTS 6.34%
Money Market Funds 6.34%
Dreyfus Cash Management – Institutional, 0.050% (b)	$15,121,556	15,121,556
Fidelity Institutional Money Market Fund, 0.0253% (b)	5,140,304	5,140,304
TOTAL MONEY MARKET FUNDS (Cost $20,261,860)		20,261,860
TOTAL INVESTMENTS (Cost $266,723,512) 100.28%		320,371,743
Liabilities in Excess of Other Assets (0.28)%		(899,614)
TOTAL NET ASSETS 100.00%		$319,472,129

(a)	Non-income producing security.
(b)	Variable Rate security; the rate shown represents the rate at May 31, 2013

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2013 (Unaudited)

Assets
Investments, at value (cost $266,723,512)	$320,371,743
Cash	743
Dividends and interest receivable	513,119
Receivable for Fund shares sold	17,074,820
Other assets	38,908
Total Assets	337,999,333

Liabilities
Payable for investments purchased	17,866,833
Payable to affiliates	114,138
Payable to Adviser	210,811
Payable for Fund shares redeemed	253,138
Payable for distribution fees	57,993
Accrued expenses and other liabilities	24,291
Total Liabilities	18,527,204
Net Assets	$319,472,129

Net Assets Consist Of:
Paid-in capital	$258,186,706
Undistributed net investment income	503,426
Undistributed net realized gain from investments	7,133,766
Net unrealized appreciation on investments	53,648,231
Net Assets	$319,472,129

Investor Class Shares
Net assets	170,480,149
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,179,760
Net asset value, offering price and redemption price per share	$32.91

Institutional Class Shares
Net assets	148,991,980
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,526,466
Net asset value, offering price and redemption price per share	$32.92

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

For the Six Months Ended May 31, 2013 (Unaudited)

Investment Income
Dividend income	$1,993,773
Interest income	1,941
Total Investment Income	1,995,714

Expenses
Advisory fees	733,076
Distribution fees – Investor Class	115,489
Administration fees	107,336
Transfer agent fees and expenses	56,628
Fund accounting fees	45,408
Federal and state registration fees	28,998
Custody fees	13,956
Legal fees	9,686
Audit and tax fees	8,062
Chief Compliance Officer fees and expenses	4,990
Reports to shareholders	3,194
Trustees’ fees and related expenses	2,860
Other expenses	3,434
Total Expenses	1,133,117
Expense Recoupment by Adviser (Note 4)	106,422
Net Expenses	1,239,539

Net Investment Income	756,175

Realized and Unrealized Gain on Investments
Net realized gain from investments	7,252,151
Change in net unrealized appreciation on investments	28,746,781
Net Realized and Unrealized Gain on Investments	35,998,932
Net Increase in Net Assets from Operations	$36,755,107

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
From Operations
Net investment income	$756,175	$629,324
Net realized gain from investments	7,252,151	1,912,273
Change in net unrealized
appreciation on investments	28,746,781	16,017,760
Net increase in net assets from operations	36,755,107	18,559,357

From Distributions
Net investment income – Investor Class	(313,026)	(79,503)
Net investment income – Institutional Class	(486,105)	(301,845)
Net realized gain on
investment – Investor Class	(575,762)	—
Net realized gain on
investment – Institutional Class	(726,660)	—
Net decrease in net assets
resulting from distributions paid	(2,101,553)	(381,348)

From Capital Share Transactions
Proceeds from shares sold – Investor Class	115,597,498	43,034,736
Proceeds from shares sold – Institutional Class	72,708,541	26,228,629
Net asset value of shares issued
to shareholders in payment of
distributions declared – Investor Class	722,276	76,400
Net asset value of shares issued
to shareholders in payment of
distributions declared – Institutional Class	864,886	289,385
Payments for shares
redeemed – Investor Class	(13,930,488)	(11,992,093)
Payments for shares
redeemed – Institutional Class	(10,286,712)	(6,479,873)
Net increase in net assets
from capital share transactions	165,676,001	51,157,184
Total Increase in Net Assets	200,329,555	69,335,193

Net Assets
Beginning of year	119,142,574	49,807,381
End of year	$319,472,129	$119,142,574

Undistributed Net Investment Income	$503,426	$546,382

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – INVESTOR SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Period Ended
	May 31, 2013	Year Ended November 30,				November 30,
	(unaudited)	2012	2011	2010	2009	2008(1)
Net Asset Value,
Beginning of Period	$27.61	$20.83	$19.82	$18.13	$14.07	$25.00

Income from
investment operations:
Net investment income	0.07	0.06	0.09	0.14	0.10	0.14
Net realized and unrealized
gain on investments	5.66	6.84	0.94	1.65	4.14	(11.07)
Total from
Investment Operations	5.73	6.90	1.03	1.79	4.24	(10.93)

Less distributions paid:
From net investment income	(0.15)	(0.12)	(0.02)	(0.10)	(0.18)	—
From net realized
gain on investments	(0.28)	—	—	—	—	—
Total distributions paid	(0.43)	(0.12)	(0.02)	(0.10)	(0.18)	—
Net Asset Value,
End of Period	$32.91	$27.61	$20.83	$19.82	$18.13	$14.07
Total Return(2)(3)	21.20%	33.27%	5.19%	9.88%	30.55%	(43.72)%

Supplemental Data and Ratios:
Net assets at
end of period (000’s)	$170,480	$51,955	$15,644	$13,855	$27,128	$5,170
Ratio of expenses to
average net assets:
Before waiver and expense
reimbursement(4)	1.29%	1.49%	1.60%	1.66%	1.91%	3.51%
After waiver and expense
reimbursement(4)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense
reimbursement(4)	0.74%	0.67%	0.25%	0.29%	0.27%	(1.00)%
After waiver and expense
reimbursement(4)	0.63%	0.76%	0.45%	0.55%	0.78%	1.11%
Portfolio turnover rate(3)	12.55%	10.95%	15.98%	13.73%	14.28%	57.59%

(1)	The Investor share class commenced operations on January 2, 2008.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – INSTITUTIONAL SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Year Ended		Period Ended
	May 31, 2013	November 30,		November 30,
	(unaudited)	2012	2011	2010(1)
Net Asset Value,
Beginning of Period	$27.61	$20.84	$19.85	$18.42

Income (loss) from
investment operations:
Net investment income	0.12	0.21	0.14	0.16
Net realized and unrealized
gain (loss) on investments	5.66	6.74	0.94	1.38
Total from Investment Operations	5.78	6.95	1.08	1.54

Less distributions paid:
From net investment income	(0.19)	(0.18)	(0.09)	(0.11)
From net realized
gain on investments	(0.28)	—	—	—
Total distributions paid	(0.47)	(0.18)	(0.09)	(0.11)
Net Asset Value,
End of Period	$32.92	$27.61	$20.84	$19.85
Total Return(2)(3)	21.35%	33.57%	5.46%	8.38%

Supplemental Data and Ratios:
Net assets at
end of period (000’s)	$148,992	$67,188	$34,163	$32,400
Ratio of expenses to
average net assets:
Before waiver and expense
reimbursement(4)	1.04%	1.20%	1.31%	1.42%
After waiver and expense
reimbursement(4)	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement(4)	1.01%	0.93%	0.54%	0.40%
After waiver and expense
reimbursement(4)	0.90%	0.98%	0.70%	0.67%
Portfolio turnover rate(3)	12.55%	10.95%	15.98%	13.73%

(1)	The Institutional share class commenced operations on December 18, 2009.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
May 31, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Smead Value Fund (the “Fund”) represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Effective September 29, 2009, the Fund renamed the then existing class as Investor class shares. The Investor share class is subject to a 0.25% distribution fee.  Effective December 7, 2009, the Fund issued a new class of shares, Institutional Class shares, which commenced operations on December 18, 2009.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution expenses. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$300,109,883	$—	$—	$300,109,883
Total Equity	300,109,883	—	—	300,109,883
Short-Term Investments	20,261,860	—	—	20,261,860
Total Investments
in Securities	$320,371,743	$—	$—	$320,371,743

(1)	See the Schedule of Investments for industry classifications.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

The Fund did not hold any investments during the reporting period with significant unobservable inputs which would be classified as Level 3.  During the six months ended May 31, 2013, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the reporting period.

(b) Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended November 30, 2012, the Fund did not incur any interest or penalties. The statute of limitations on the Fund’s tax returns remains open for the years ended November 30, 2009 through November 30, 2012.

(c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the six months ended May 31, 2013, there were no reclassifications made.

(d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

(f) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trusts, or by other equitable means.

(g) Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters
The tax character of distributions paid during the years ended November 30, 2012 and November 30, 2011 was as follows:

	November 30, 2012	November 30, 2011
Ordinary Income	$381,348	$165,682
Long-Term Capital Gain	$—	$—

As of November 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$94,982,446
Gross tax unrealized appreciation	25,703,178
Gross tax unrealized depreciation	(920,096)
Net tax unrealized appreciation	$24,783,082
Undistributed ordinary income	546,382
Undistributed long-term capital gain	1,302,405
Total distributable earnings	$1,848,787
Other accumulated losses	—
Total accumulated gains	$26,631,869

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
The Fund utilized $546,625 of capital loss carryforwards during the fiscal year ended November 30, 2012.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

On December 19, 2012, the Fund declared and paid distributions from ordinary income and long-term capital gains of $313,026 and $575,761, respectively, to the Investor Class to shareholders of record on December 18, 2012.  On December 19, 2012, the Fund declared and paid distributions from ordinary income and long-term capital gains of $486,106 and $726,660, respectively, to the Institutional Class to shareholders of record on December 18, 2012.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 30, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.40% and 1.15% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class and Institutional Class shares, respectively. For the six months ended May 31, 2013, expenses of $106,422 incurred by the Fund were recouped by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

	Investor Class	Institutional Class
November 30, 2013	$6,928	$—
November 30, 2014	$31,076	$25,186
November 30, 2015	$22,153	$30,223

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended May 31, 2013, the Fund accrued expenses of $115,489 pursuant to the 12b-1 Plan.  As of May 31, 2013, the Fund owed the Distributor fees of $57,993.

The 12b-1 Plan also authorizes payment of a shareholder servicing fee to the Distributor of 0.10% of the average daily net assets of the Institutional Class shares. As of the date of this report, this shareholder servicing fee has not been implemented, and the Fund will give Institutional Class shareholders 30 days’ prior written notice before implementing the shareholder servicing fee.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2013, the Fund incurred $107,336, $45,408, and $13,956 in administration, fund accounting, and custody fees, respectively.  At May 31, 2013, the Fund owed fees of $64,964, $25,776, and $6,689 for administration, fund accounting, and custody fees, respectively.

USBFS also serves as the transfer agent to the Fund.  For the six months ended May 31, 2013, the Fund incurred $56,628 in transfer agency and sub transfer agency fees.  At May 31, 2013, the Fund owed fees of $14,217 and $5,318 for transfer agency and sub transfer agency fees, respectively.

The Fund also has a line of credit with U.S. Bank (see footnote 10).
The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and U.S. Bank.
Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended May 31, 2013, the Fund was allocated $4,990 of the Trust’s Chief Compliance Officer fee.  At May 31, 2013, the Fund owed fees of $2,492 to USBFS for the Chief Compliance Officer’s services.

(7)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

Investor Class
	Six Months Ended	Year Ended
	May 31, 2013	November 30, 2012
Shares sold	3,731,680	1,621,457
Shares issued to holders in
reinvestment of distribution	26,284	3,560
Shares redeemed	(459,884)	(494,260)
Net increase	3,298,080	1,130,757

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

Institutional Class
	Six Months Ended	Year Ended
	May 31, 2013	November 30, 2012
Shares sold	2,391,982	1,042,243
Shares issued to holders in
reinvestment of distribution	31,508	13,510
Shares redeemed	(330,119)	(261,594)
Net increase	2,093,371	794,159

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2013, were $161,018,922 and $13,004,138, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2013, Charles Schwab & Co., Inc., for the benefit of its customers, held 38.82% and 42.87% of the outstanding shares of the Investor and Institutional Classes, respectively.  At May 31, 2013 Merrill Lynch Pierce Fenner & Smith for the benefit of its customers, held 45.31% of outstanding shares of the Institutional Class.

(10)	Line of Credit

At May 31, 2013, the Fund had a line of credit in the amount of $5,000,000, which matures on August 15, 2013. This unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate (3.25% at November 30, 2012). The credit facility is with the Fund’s custodian, U.S. Bank.  During the six months ended May 31, 2013, the Fund did not utilize the line of credit.

(11)	Recent Accounting Pronouncement

In January, 2013, the FASB issue ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepare in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact it will have on the Fund’s financial statements. There is no impact of the ASU on the financial statements of the Fund for the six months ended May 31, 2013.

SMEAD VALUE FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•      information we receive about you on applications or other forms;

•      information you give us orally; and

•      information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SMEAD VALUE FUND
Additional Information
(Unaudited)

Tax Information

The Fund designated 100% of its ordinary income distribution for the year ended November 30, 2012, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2012, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-807-4122.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D.	Trustee	Indefinite	Professor and	29	Independent
Akers, Ph.D.		Term; Since	Chair, Department		Trustee, USA
615 E. Michigan St.		August 22,	of Accounting,		MUTUALS
Milwaukee, WI 53202		2001	Marquette		(an open-end
Age: 58			University		investment
			(2004–present).		company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	29	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing	29	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 69		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011); Vice		Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			(1997–2007);		Independent
			President, CAO		Trustee, Ramius
			and CCO, Granum		IDF, fund
			Securities, LLC		complex (two
			(a broker-dealer)		closed-end
			(1997–2007).		investment
companies).
Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	29	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 51		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 55	Executive	2013	Services, LLC
	Officer		(2004–present).

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 33		2005	(2004–present).

Robert M. Slotky	Vice	Indefinite	Senior	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Vice-President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 65	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 31		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-807-4122 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc.
1411 Fourth Avenue
Suite 1550
Seattle, Washington 98101

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

 “Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half year covered  by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*                   /s/ John Buckel
John Buckel, President

Date   August 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ John Buckel
John Buckel, President

Date   August 5, 2013

By (Signature and Title)*                    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date   August 5, 2013

* Print the name and title of each signing officer under his or her signature.